Loans - Loans Individually and Collectively Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	$ 92,233	$ 106,050
Loans individually evaluated for impairment	56,564	70,426
Loans collectively evaluated for impairment	35,669	35,624
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	18,064	20,657
Loans individually evaluated for impairment	18,039	20,624
Loans collectively evaluated for impairment	25	33
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	18,142	24,474
Loans individually evaluated for impairment	18,142	24,474
Loans collectively evaluated for impairment	0	0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	1,324	2,226
Loans individually evaluated for impairment	1,324	2,226
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	100	104
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	100	104
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	52	156
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	52	156
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	19,059	23,102
Loans individually evaluated for impairment	19,059	23,102
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	27,607	27,925
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	27,607	27,925
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	2,618	2,456
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,618	2,456
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	1,202	1,253
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	1,202	1,253
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing TDRs	4,065	3,697
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 4,065	$ 3,697